Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables
Trade and Other Receivables

(14)    Trade and Other Receivables

Details at 31 December 2019 and 2018 are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Trade receivables	390,205	289,316
Receivables from associates (note 31)	1,883	382
Bad debt provision (note 30)	(22,291)	(20,531)
Trade receivables	369,797	269,167
Other receivables (note 30)	8,403	9,901
Personnel	2,163	2,082
Advance payments (note 30)	20,864	35,426
Taxation authorities, VAT recoverable	46,561	42,707
Other public entities	4,518	2,302
Other receivables	82,509	92,418
Current income tax assets	38,269	42,205
Total trade and other receivables	490,575	403,790

Other receivables

During 2019, 2018 and 2017 the Grifols Group has sold receivables without recourse to some financial entities (factor). The main conditions of these contracts include the advanced collection of the transferred credits that varies between 70% and 100% of the nominal amount, less the expenses associated with the sale, and a percentage of insolvency risk coverage on the factor side that varies between 90% and 100% of the nominal of the transferred credits. The amount not covered by the factor is recognized in the consolidated balance sheet as a balance receivable from the debtors until the credit rights nominal is charged. At 31 December 2019, the amount not covered by the factor amounts to Euros 675 thousand (Euros 1,220 thousand at 31 December 2018), which does not differ significantly from its fair value and coincides with the amount of maximum exposure to losses. The credit transferred by the factor are paid in advance at the time of the sale, therefore, the default risk for this part of the nominal amount is transferred at the same time. However, in all cases, the credit risk has been substantially transferred to the factor. Likewise, in all cases, the control of the transferred credit (understood as the ability of the factor to sell those assets to a third party) is unilaterally transferred without the need to impose additional restrictions on the sale and, as a result, the Group writes off the transferred asset from the consolidated balance sheet for the amount covered by the coverage limit.

Total balances receivable without recourse sold to financial institutions through the aforementioned contracts in 2019 amount to Euros 1,593,260 thousand (Euros 1,188,216 thousand in 2018 and Euros 912,204 thousand in 2017).

The finance cost of these operations for the Group totals approximately Euros 9,171 thousand which has been recognized under finance costs in the consolidated statement of profit and loss for 2019 (Euros 6,053 thousand in 2018 and Euros 3,973 thousand in 2017) (see note 27).

Details of balances with related parties are shown in note 31.